REVENUE - Contract Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Changes in Contract Liabilities [Abstract]
Contract liabilities, beginning	$ 0
Business combination (Note 5)	1,120
Amounts included in contract liabilities that was recognised as revenue during the period	(3,537)
Cash received in advance of performance and not recognized as revenue during the period	4,109
Contract liabilities, end	$ 1,692